Geographic and Significant Customer Information - Additional Information (Detail)	12 Months Ended
	Sep. 27, 2013 Customer Segment	Sep. 28, 2012	Sep. 30, 2011
Segment Reporting [Abstract]
Number of reportable operating segment	1
Number of major customers	10
Total revenue of customer in percentage	59.00%	55.00%	61.00%
Percentage of geographic segment long-lived assets threshold	10.00%	10.00%